Leases - Supplemental Cash Flow Information Related to Leases (Details) (10-K) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities			$ 3,433	$ 2,654
Right-of-use assets obtained in exchange for operating lease liabilities	$ 21,235	$ 5,765	$ 5,765	$ 2,278